Stockholders' Equity Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2012
Equity [Abstract]
Schedule of stock redemption program
The following table shows information regarding the Company’s share redemptions during the years ended December 31, 2012 and 2011, respectively (in thousands). The information presented is based on the quarter in which the redemption request was received. Valid redemption requests include requests that were unfulfilled and resubmitted from a previous period.

	Valid Redemption Request Received(2)	Valid Redemption Requests Fulfilled (1)		Valid Redemption Requests Unfulfilled
	Shares	Shares	Dollars	Shares
Quarter Ended:
December 31, 2012	3,646	1,471	$13,756	2,175
September 30, 2012	5,842	1,530	$14,270	4,312
June 30, 2012	5,876	1,540	$14,349	4,336
March 31, 2012	4,174	1,566	$14,539	2,608

	Valid Redemption Request Received(2)	Valid Redemption Requests Fulfilled (1)		Valid Redemption Requests Unfulfilled
	Shares	Shares	Dollars	Shares
Quarter Ended:
December 31, 2011	5,104	1,547	$14,354	3,557
September 30, 2011	5,801	1,537	$14,208	4,264
June 30, 2011	4,747	1,549	$14,261	3,198
March 31, 2011	4,787	1,553	$12,217	3,234
(1) The Company generally redeems shares on the last business day of the month following the end of each fiscal quarter in which requests were received; however, due to the suspension of the share redemption program, the Company redeemed shares for the quarter ending December 31, 2012 in December 2012, with the exception of the amounts discussed in Note 22 to these consolidated financial statements.
(2) A valid redemption request is one that complies with the applicable requirements and guidelines of our share redemption program in effect at such time.